Investment Strategy	May 01, 2026
Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant.
Utilizing qualitative and quantitative measures, the Adviser seeks to invest in reasonably-priced companies that have strong structural growth potential. The Adviser seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations. The Adviser seeks to (i) integrate financially-material environmental, social and governance (“ESG”) factors into the Fund’s investment process and (ii) reduce material exposure to issuers that the Adviser deems controversial in the ESG universe.
The Fund’s holdings may include issues denominated in currencies of emerging market countries, investment companies (like country funds) that invest in emerging market countries, depositary receipts, and similar types of investments, representing emerging market securities.
The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available. The Fund may also invest in restricted securities, including Rule 144A securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries.
Global Resources Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in securities of “global resource” companies and instruments that derive their value from “global resources”. Global resources include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A global resource company is a company that derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to global resources. The Fund concentrates its investments in the securities of global resource companies and instruments that derive their value from global resources.
The Fund may invest without limitation in any one global resources sector and is not required to invest any portion of its assets in any one global resources sector. The Fund may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Fund may invest in securities of companies of any capitalization range. Utilizing qualitative and quantitative measures, the Fund’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Fund’s portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country.
The Fund may use derivative instruments, such as structured notes, warrants, currency forwards, futures contracts, options and swap agreements, to gain or hedge exposure to global resources, global resource companies and other assets. The Fund may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. The Fund may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in securities of “global resource” companies and instruments that derive their value from “global resources”. Global resources include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.
International Investors Gold Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion. A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold. The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry. The Fund is considered to be “non-diversified” which means that it may invest a larger portion of its assets in a single issuer.
The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, which may include emerging market countries. The Fund may invest in non-U.S. dollar denominated securities, which are subject to fluctuations in currency exchange rates, and securities of companies of any capitalization range. The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country.
The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.
The Fund may gain exposure to gold bullion and other metals by investing up to 25% of the Fund’s total assets in a wholly owned subsidiary of the Fund (the “Subsidiary”). The Subsidiary primarily invests in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold, including ETFs, and also may invest in silver, platinum and palladium bullion and futures. The Subsidiary (unlike the Fund) may invest without limitation in these investments. The Fund will “look-through” the Subsidiary to the Subsidiary’s underlying investments for determining compliance with the Fund’s investment policies. For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The portfolio of the Subsidiary is managed by the Adviser for the exclusive benefit of the Fund.
The Fund may use derivative instruments, such as structured notes, futures, options, warrants, currency forwards and swap agreements, to gain or hedge exposure. The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs. The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.
CM Commodity Index Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in instruments that derive their value from the performance of the UBS Constant Maturity Commodity Total Return Index (formerly known as UBS Bloomberg Constant Maturity Commodity Total Return Index) (the “CMCI” or the “Index”), as described below. In seeking to replicate the Index, the Fund invests in (i) commodity-linked derivative instruments, including commodity index- linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents and in (ii) bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities.
Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
The CMCI is a rules-based, composite benchmark index diversified across 29 commodity components from the following five sectors: energy, agriculture, industrial metals, precious metals and livestock. The CMCI is comprised of futures contracts with maturities ranging from three months up to a maximum of about three years for each commodity, depending on liquidity. The return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the return based on a hypothetical fixed income portfolio representing collateral for the hypothetical investment in futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The CMCI maintains a predefined target maturity for each commodity component by means of a continuous rolling process, in which a weighted percentage of contracts with less time to maturity for each commodity are replaced with contracts with more time to maturity on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity components of the CMCI and the target weightings of all commodity components are revised once per year. A more detailed description of the CMCI is contained in the "Description of the CMCI" section of the prospectus.
The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this prospectus, UBS AG, London (“UBS”) was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI.
The Fund currently expects that it will invest in all commodity-linked derivative instruments through the Subsidiary, an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary is not expected to exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to commodity-linked derivative instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest without limit in commodity-linked derivative instruments.
The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the CMCI, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments.
The average duration of the portfolio of Fixed Income Instruments will vary based on interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa3 or higher by Moody's Investor Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in instruments that derive their value from the performance of the UBS Constant Maturity Commodity Total Return Index (formerly known as UBS Bloomberg Constant Maturity Commodity Total Return Index) (the “CMCI” or the “Index”), as described below.
VanEck Morningstar Wide Moat Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in securities that comprise the Index. The Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Index review. Out of the companies in the Morningstar® US Market IndexSM that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies may include medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. In seeking to achieve its investment objective, the Fund may also invest in VanEck Morningstar Wide Moat ETF (the “underlying fund”), an affiliated fund, which also seeks to replicate the price and yield performance of the Index, and such investment will count towards the Fund’s 80% investment policy. Additionally, the Fund may engage in active and frequent trading of its portfolio securities. A replication strategy is an indexing strategy that involves investing in the securities of the index in approximately the same proportions as the index.
As of December 31, 2025, the Index included 54 securities of companies with a market capitalization range of between approximately $6.74 billion to $4.55 trillion and a weighted average market capitalization of $293.54 billion. These amounts are subject to change. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar® Wide Moat Focus IndexSM (the “Index”). This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer staples, health care, industrials and information technology sectors represented a significant portion of the Index. A more detailed description of the Index is contained in the “Description of the Morningstar® Wide Moat Focus IndexSM” section of the Prospectus.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in securities that comprise the Index. The Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).
Onchain Economy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in Digital Transformation Companies and/or Digital Asset Instruments. “Digital Transformation Companies” include companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology, energy or energy infrastructure, data center capacity or other services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects. “Digital Asset Instruments” include commodity futures contracts, exchange-traded commodity linked instruments (including options and options on futures contracts), swaps and exchange-traded pooled investment vehicles that provide exposure to one or more digital assets (and options thereon). The Fund may invest nearly all of its net assets in either Digital Transformation Companies and/or Digital Asset Instruments. The Fund does not invest in digital assets or commodities directly.
“Digital assets” are assets issued and transferred using distributed ledger or blockchain technology. As used herein, “digital assets” refers to all digital assets, including both digital asset securities (i.e., digital assets that are securities under U.S. securities laws) and crypto assets. Many digital assets and, consequently, many Digital Transformation Companies, rely on “blockchain” technologies. A “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. A blockchain stores transaction data in “blocks” that are linked together to form a “chain.” As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, it can be used to track tangible, intangible and digital assets and companies in all business sectors.
Digital Transformation Companies may include small- and medium-capitalization companies and foreign and emerging market issuers, and the Fund may invest in depositary receipts and securities denominated in foreign currencies.
The Adviser employs a fundamental, instrument-specific analysis to assess Digital Transformation Companies and Digital Asset Instruments, to seek to ensure that the Fund maintains its focus on the on-chain economy (also known as the “digital asset economy”). The Adviser seeks to invest in Digital Transformation Companies that play a critical role in supporting the on-chain economy or that have invested significant capital or effort to profit from increased adoption of digital assets, whether through technology development, financial services, mining, or energy or other infrastructure. Digital Transformation Companies are selected based on a combination of fundamental analysis, market trends, the company's strategic positioning within the digital asset ecosystem, and valuation. For Digital Asset Instruments, the Adviser seeks to target investments that offer exposure to the largest digital assets by market capitalization, excluding stablecoins. The Adviser evaluates instruments such as, but not limited to, exchange-traded products, commodity futures, and structured instruments that provide exposure to the most widely adopted digital assets that are tied to the on-chain economy. Exchange traded products that provide exposure to digital assets tend to do so by investing in the underlying digital currency.
The Fund may invest in certain Digital Asset Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to Digital Asset Instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. It may also invest without limit in Digital Asset Instruments.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the 1940 Act provisions governing affiliated transactions and custody of assets.
The Fund is classified as a non-diversified fund under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer.
The Fund may engage in active and frequent trading of portfolio holdings.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in Digital Transformation Companies and/or Digital Asset Instruments.
VanEck Emerging Markets Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi-government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest a larger portion of its assets in a single issuer. The Fund may engage in active and frequent trading of portfolio securities.
The Fund invests in debt issued in emerging market and developed market currencies by governments and government-owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity.
The Fund may also invest in emerging market or developed market currencies. The Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish zloty). The Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. The Fund may also invest in credit-linked notes. Credit-linked notes are typically issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security (including any security that is a reference security for a credit default swap) will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.
The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities. The Fund may sell or reduce positions at any time, including when they no longer meet its investment criteria as described herein.
The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (including funds focused on single countries) that invest in emerging countries, depositary receipts, and similar types of investments, representing emerging market debt securities. The Fund may purchase securities of any maturity or duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including other exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available. The Fund may also invest in restricted securities, including Rule 144A securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities.
VanEck India Select ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are economically tied to India (“Indian Companies”).
For purposes of this policy, an Indian Company includes an issuer that: (i) is domiciled in India; (ii) is listed on an Indian exchange; (iii) derives more than 50% of its revenues or profits from India; or (iv) has its principal place of business in India. The Fund may invest in companies across all market capitalizations, including small-, mid-, and large-capitalization issuers. Equity securities include common and preferred stocks, convertible securities, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and shares of other investment companies (including ETFs) that provide exposure to Indian Companies.
The Fund uses a disciplined, multi-step investment process that seeks to identify companies with strong long-term return profiles, high capital efficiency, and resilient business models.
The process begins by seeking to identify companies that have delivered consistent shareholder returns and outperformance over time relative to the broader market. In addition, the investment team may include select companies with shorter operating histories, particularly in sectors undergoing structural change or technological disruption.
The next step of the investment process seeks to reduce or eliminate exposure to names that may exhibit signs of potential deterioration (i.e., decreasing capital efficiency). These include, but are not limited to, companies the investment team believes may experience projected declines in return on equity (ROE) or return on invested capital (ROIC), or those that the investment team believes to be trading at valuation levels above their own recent history.
Portfolio construction follows a core-satellite structure. The core allocation consists of high-conviction large-cap holdings that serve as the portfolio’s anchor. Satellite allocations focus on small- and mid-cap companies and tactical opportunities. Under normal conditions, the Adviser expects the Fund’s portfolio to include 60 to 90 holdings.
Additional risk controls may include adjustments to position sizes based on valuation signals and optimization around portfolio-level risk parameters. While the portfolio is typically rebalanced semi-annually, the Adviser expects to monitor the portfolio on a monthly basis to maintain the portfolio generally in line with the intended allocations. The Adviser expects to adjust positions in response to material changes in company fundamentals or broader market conditions.
The Fund may from time to time have significant exposure to one or more sectors, including financials, industrials, materials, healthcare, and consumer discretionary. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, and, therefore, may invest a larger percentage of its assets in a particular issuer. The Fund may engage in active and frequent trading of portfolio securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are economically tied to India (“Indian Companies”)